Long-term debt - Narrative (Details) - USD ($) $ in Millions				12 Months Ended
	Oct. 05, 2017	Feb. 28, 2017	Feb. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Premium on repayments of debt	$ 20.0
DigitalGlobe
Long-term debt
Repayments of debt				$ 1,266.0
Syndicated Credit Facility
Long-term debt
Aggregate principal amount	3,750.0
Syndicated Credit Facility | DigitalGlobe
Long-term debt
Aggregate principal amount	3,750.0
Revolving Credit Facility
Long-term debt
Letter of credit	$ 200.0
First Lien Revolving Credit Facility
Long-term debt
Debt term	4 years
Limit under which letters of credit can be issued	$ 1,150.0
First Lien Revolving Credit Facility | DigitalGlobe
Long-term debt
Aggregate principal amount	1,150.0
Senior Secured First Lien Operating Facility
Long-term debt
Aggregate principal amount	$ 100.0
Debt term	4 years
Term Loan A
Long-term debt
Aggregate principal amount	$ 500.0
Term Loan A Tranche 1
Long-term debt
Aggregate principal amount	$ 250.0
Debt term	3 years
Term Loan A Tranche 2
Long-term debt
Aggregate principal amount	$ 250.0
Debt term	4 years
Term B loan payable
Long-term debt
Aggregate principal amount	$ 2,000.0
Debt term	7 years
Percentage of amortization to original principal amount	1.00%
Prepayment premium (as a percent)	1.00%
Term of soft call prepayment premium	6 months
Term B loan payable | DigitalGlobe
Long-term debt
Aggregate principal amount	$ 2,000.0
Letter of credit
Long-term debt
Letter of credit				$ 125.0
2024 Term notes
Long-term debt
Aggregate principal amount					$ 250.0
Debt term					12 years
Repayments of debt		$ 10.2
2017 Term notes
Long-term debt
Aggregate principal amount					$ 100.0
Repayments of debt			$ 100.0
U.S. LIBOR | Term B loan payable
Long-term debt
Interest rate margin (as a percent)	2.75%
Minimum | LIBOR and CDOR | Revolving Credit Facility and Term Loan A
Long-term debt
Interest rate margin (as a percent)	1.20%
Maximum | LIBOR and CDOR | Revolving Credit Facility and Term Loan A
Long-term debt
Interest rate margin (as a percent)	3.00%